STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock A	Common Stock B	Common Stock C	Common Stock D	Preferred Stock	Additional Paid-in Capital	Stock Subscriptions	Retained Earnings	Total Equity
Stockholders' Equity at Jul. 31, 2014		$ 6	$ 935	$ 0	$ 0	$ 2	$ 5,554,659	$ (47,000)	$ (8,648,787)	$ (3,140,185)
Shares, Outstanding at Jul. 31, 2014		6,400,000	934,526,724	0	0	1,800,000	0	0	0	0
Stock Issued During Period, Value, for stock split		$ 0	$ (6)	$ 0	$ 0	$ 0	$ 6	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, for stock split		0	(6,051,000)	0	0	0	0	0	0	0
Stock Issued During Period, Value, for compensation		$ 0	$ 164	$ 0	$ 0	$ 0	$ 40,876	$ 0	$ 0	$ 41,040
Stock Issued During Period, Shares, for compensation		0	164,219,942	0	0	0	0	0	0	0
Common stock rescinded, Value, for termination fee		$ 0	$ 2	$ 0	$ 0	$ 0	$ 425	$ 0	$ 0	$ 427
Common stock rescinded, Shares, for termination fee		0	1,708,960	0	0	0	0	0	0	0
Common stock rescinded, Value, issued in error		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock rescinded, Shares, issued in error		0	2,000	0	0	0	0	0	0	0
Common stock rescinded, Value, for services		$ 0	$ (1)	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0	$ 0
Common stock rescinded, Shares, for services		0	(530,000)	0	0	0	0	0	0	0
Net Income (Loss)	$ (5,409,714)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (5,409,714)	$ (5,409,714)
Stockholders' Equity at Jul. 31, 2015	(8,508,432)	$ 6	$ 1,094	$ 0	$ 0	$ 2	$ 5,595,967	$ (47,000)	$ (14,058,501)	$ (8,508,432)
Shares, Outstanding at Jul. 31, 2015		6,400,000	1,093,876,626	0	0	1,800,000	0	0	0	0
Reclassification of Class B Shares to Class D, Value		$ 0	$ (48)	$ 0	$ 48	$ 0	$ 0	$ 0	$ 0	$ 0
Reclassification of Class B Shares to Class D, Shares		0	(48,000,000)	0	48,000,000	0	0	0	0	0
Reclassification of Class A Shares to Class C, Value		$ (5)	$ 0	$ 5	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Reclassification of Class A Shares to Class C, Shares		(4,800,000)	0	4,800,000	0	0	0	0	0	0
Shares issues for partial stock-split, Value		$ 0	$ 3	$ 0	$ 0	$ 0	$ (3)	$ 0	$ 0	$ 0
Shares issues for partial stock-split, Shares		0	3,375,000	0	0	0	0	0	0	0
Shares reinstated as shares were cancelled in error in 2015, Value		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Shares reinstated as shares were cancelled in error in 2015, Shares		0	20,000	0	0	0	0	0	0	0
Stock Issued During Period, Value, for compensation		$ 0	$ 0	$ 0	$ 0	$ 0	$ 369	$ 0	$ 0	$ 369
Stock Issued During Period, Shares, for compensation		0	0	0	0	0	0	0	0	0
Shares Cancelled, Value		$ 0	$ (64)	$ 0	$ 0	$ 0	$ (15,156)	$ 0	$ 0	$ (15,220)
Shares Cancelled, Shares		0	(64,357,143)	0	0	0	0	0	0	0
Net Income (Loss)	(7,791,722)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (7,791,722)	$ (7,791,722)
Stockholders' Equity at Jul. 31, 2016	$ (16,314,250)	$ 1	$ 988	$ 5	$ 48	$ 2	$ 5,581,929	$ (47,000)	$ (21,850,223)	$ (16,314,250)
Shares, Outstanding at Jul. 31, 2016		1,600,000	987,934,483	4,800,000	48,000,000	1,800,000	0	0	0	0